Debt and Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt And Derivatives [Abstract]
Schedule of Long-term Debt Instruments

	As of September 30, 2021	As of December 31, 2020	Interest Type	Weighted average interest rate
Long-term debt
Rated term loan	$491,321	$362,685	Fixed	3.51%
Construction loans	13,687	25,484	Floating	2.33%
Term loans	12,980	7,218	Floating	2.33%
Financing lease obligations	22,711	—	Imputed	3.59%

Total principal due for long-term debt and financing lease obligations	540,699	395,387
Unamortized discounts and premiums	(206)	(292)
Unamortized deferred financing costs	(9,177)	(5,952)
Less: Current portion of long-term debt	27,686	35,209

Long-term debt, less current portion	$503,630	$353,934

	As of December 31,		Interest Type	Weighted average interest rate
	2020	2019
Long-term debt
Rated term loan	$362,685	$187,000	Blended	3.70%
GSO promissory note	—	4,000	Fixed	4.25%
Construction loans	25,484	31,123	Fixed	4.20%
Term loans	7,218	—	Floating	2.40%

Total principal due for long-term debt	395,387	222,123
Unamortized discounts and premiums	(292)	—
Unamortized deferred financing costs	(5,952)	(4,049)
Less: Current portion of long-term debt	35,209	39,833

Long-term debt, less current portion	$353,934	$178,241

Schedule of Maturities of Long-term Debt
As of December 31, 2020, the principal maturities of the Company’s long-term debt were as follows:

2021	$35,209
2022	9,702
2023	9,600
2024	9,395
2025	9,408
Thereafter	322,073

Total principal payments	$395,387

Schedule of Finance Lease Liability Maturity	The table below shows the minimum lease payments under the financing lease obligations for the years ended:

2021	$334
2022	1,278
2023	1,287
2024	1,290
2025	1,300
Thereafter	10,563

Total	$16,052